Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of Subsequent Events [Abstract]
Subsequent events
Note 30 - Subsequent events
Management has evaluated events subsequent to December 31, 2024 and through May 9, 2025, the date these Consolidated Financial Statements were authorized for issuance by the Board of Directors. The following events which occurred subsequent to December 31, 2024 merited disclosure in these Consolidated Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
On January 21, 2025, Polestar borrowed $50,000 under its revolving green trade facility with Banco Bilbao Vizcaya Argentaria, S.A., Hong Kong Branch ("BBVA"). This draw carried interest at the 1-month SOFR plus 1.0% and had a repayment period of 1 month. On February 10, 2025, Polestar borrowed $150,000 under the facility. This draw carried interest at the 1-month SOFR plus 1.1% and had a repayment period of 1 month. On February 19, 2025, Polestar borrowed $50,000 under the facility. This draw carries interest at the 3-month SOFR plus 1.0% and has a repayment period of 3 months. On February 21, 2025, Polestar borrowed $50,000 under the facility. This draw carried interest at the 1-month SOFR plus 1.0% and had a repayment period of 1 month.
On February 25, 2025, Polestar entered into another 12-month revolving green trade facility with BBVA for an aggregate principal amount of up to $450,000.. On March 10, 2025, Polestar borrowed $300,000 under the facility. This draw carried interest at the 1-month SOFR plus 1.7% and had a repayment period of 1 month. On March 21, 2025, Polestar borrowed $100,000 under the facility. This draw carried interest at the 1-month SOFR plus 1.7% and had a repayment period of 1 month. On April 10, 2025, Polestar borrowed $300,000 under the facility. This draw carries interest at the 1-month SOFR plus 1.7% and has a repayment period of 1 month. On April 22, 2025, Polestar borrowed $100,000 under the facility. This draw carries interest at the 1-month SOFR plus 1.7% and has a repayment period of 1 month.
Both BBVA facilities can be drawn down in EUR or USD and have a maximum repayment period of 12 months. All draws under both revolving credit facilities are secured by Geely.
On February 26, 2025, Polestar agreed to a one-year extension of the green trade revolving credit facility with Standard Chartered Bank, Nordea Bank ABP, Citibank Europe PLC, ING Belgium SA/NV, and Barclays Bank Ireland PLC with an aggregate principal amount available of €470,000. Utilizations of this facility carry interest at the relevant interbank offered rate plus 2.3% per annum and have a repayment period of 90 days. On March 7, 2025, ING Belgium SA/NV transferred its participation of €90,000 to BBVA. Standard Chartered Bank's participation was increased by €10,000 to €130,000 and then the increase of €10,000 was subsequently transferred to BBVA; bringing BBVA's total participation to €100,000.
On March 12, 2025, Polestar entered into a 12-month working capital loan for ¥255,000 with Bank of East Asia Bank Shanghai Branch. This loan carries an interest rate of 4.0% per annum due quarterly. This loan benefits from letters of comfort from Geely.
On March 26, 2025, Polestar entered into a 12-month revolving credit facility with SG Asset Finance (Hong Kong) Limited ("Societe Generale") for an aggregate principal amount of up to €150,000. All draws under this revolving credit facility are secured by Geely. On March 31, 2025, Polestar borrowed €150,000 under the facility. This draw carries interest at the 3-month EURIBOR plus 2.5% per annum due quarterly, and has a repayment period of 12 months.
On March 28, 2025, Polestar entered into a 12-month working capital loan for $210,000 with China CITIC Bank Shanghai Branch. This loan carries an interest rate of 5.45% per annum due quarterly. This loan is secured by Geely.
On March 28, 2025, Polestar entered into a 12-month working capital loan for ¥800,000 with Bank of China Shanghai Branch . This loan carries an interest rate of 12-month LPR plus 0.55% due quarterly. This loan benefits from letters of comfort from Geely.
From December 31, 2024 until the date these Consolidated Financial Statements were authorized for issuance, Polestar has made multiple 1-month draws under its $300,000 revolving credit facility with Standard Chartered Bank, signed on August 20, 2024. Each draw carries interest at the 1-month SOFR plus 1.0% and has a repayment period of 1 month. As of the date of these Consolidated Financial Statements were made ready for issuance aggregate principal of $75,000 remains outstanding
On April 10, 2025, Polestar entered into an agreement with Xingji Meizu to terminate commercial operations of its investment in associate, Polestar Times Technology, in China and transfer the distribution rights related to Polestar branded vehicles back to Polestar. As part of the agreement, Polestar Times Technology will continue certain non-commercial operations while winding down commercial activities. Polestar Times Technology will take sole responsibility for settlement of any outstanding financial obligations and remaining liabilities against its business partners, suppliers, and external investors. The agreement also includes the transfer of certain assets from Polestar Times Technology back to Polestar on arms-length terms in order for Polestar to resume exclusive control of commercial operations, including sales, customer service, and distribution activities, in China. As part of the winding down of Polestar Times Technology's activities, Polestar expects to make the remaining capital contributions into Polestar Times Technology set forth in the original strategic agreement between the parties. As of the date these Consolidated Financial Statements were authorized for issuance, Polestar had $24,884 in capital contributions it expects to make into Polestar Times Technology, subject to certain conditions precedent as defined in the original shareholder agreement.